Taxes (Reconciliation Of Income Tax Rate And Federal Statutory Rate On Pretax Income) (Details)	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Income Tax Disclosure [Abstract]
U.S. statutory tax rate	35.00%	35.00%	35.00%
U.S. state income taxes, net of federal income tax benefit	1.70%	2.00%	1.90%
Income taxes outside the U.S.	(2.60%)	(2.80%)	(2.20%)
Net impact of repatriated international earnings	(2.50%)	(0.30%)	(1.50%)
Other, net	(0.60%)	(1.30%)	(1.00%)
Effective income tax rate	31.00%	32.60%	32.20%